Cover	Jul. 24, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002132619
Document Type	S-6
Entity Registrant Name	FT 13092
Document Period End Date	Jul. 24, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Objective. The Trust seeks above-average capital appreciation.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust invests in a diversified portfolio of common stocks of companies that exhibit financial strength from five distinct segments of the market. The five market segments are weighted based on the following allocations as of the date the portfolio was selected:

Capital Strength	30%
Dividend Strength	20%
SMid Capital Strength	20%
International Capital Strength	20%
Emerging Markets Strength	10%

Through our selection process we seek to find the companies that we believe have the best prospects for above-average capital appreciation.

Identify the universe. The first step in our selection process is to identify each universe from which we will select the stocks for the five market segments. Each universe contains stocks selected specifically for each component of the allocation.

Screen for financial strength. The next step in our process is to evaluate companies based on multiple factors. These factors are designed to identify those stocks which exhibit strong fundamental characteristics and to eliminate those that do not meet our investment criteria.

Examine historical financial results. The next step in our process is to look for those companies that have earned a net cash flow return on investment that is above the average of their peers.

Select companies with attractive valuations. The final step in our process is to select companies based on the fundamental analysis of our team of research analysts. The stocks selected for the portfolio are those that meet our investment objective, trade at attractive valuations, and in our opinion, are likely to exceed market expectations of future cash flows.

While not a part of the Trust’s portfolio selection process, the Trust also invests in depositary receipts, VIEs and large capitalization companies.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.